Note 7 - Common Stock (Details Textual) - USD ($)	1 Months Ended								2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	May. 31, 2015	May. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Sep. 30, 2014	Sep. 23, 2014	Nov. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Private Placement [Member]
Class of Warrant or Right, Outstanding	401,446	383,321								401,446		383,321
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	117,535	117,535								117,535		117,535
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.24	$ 4.24								$ 4.24		$ 4.24
Warrant Term										5 years		5 years
Class of Warrants or Rights, Exercises in Period										6,250		735
September 2014 Term Loan [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							58,962
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 4.24
Warrant Term							10 years
Amortization of Debt Discount (Premium)										$ 45,000	$ 48,000	$ 187,000	$ 48,000
Unamortized Debt Issuance Expense	$ 342,000	$ 387,000								342,000		387,000
Fair Value Assumptions, Expected Dividend Rate							0.00%
Fair Value Assumptions, Expected Volatility Rate							77.00%
Fair Value Assumptions, Risk Free Interest Rate							2.50%
Warrant [Member] | Vendors And Nonemployee [Member]
Allocated Share-based Compensation Expense										0	15,000	40,000	137,000
Warrant [Member] | Employees [Member]
Allocated Share-based Compensation Expense										$ 0	$ 244,000	$ 244,000
Warrant [Member] | September 2014 Term Loan [Member]
Fair Value Assumptions, Expected Term			10 years
Fair Value Assumptions, Expected Dividend Rate			0.00%
Fair Value Assumptions, Expected Volatility Rate			80.10%
Fair Value Assumptions, Risk Free Interest Rate			2.23%
Warrant [Member]
Fair Value Assumptions, Expected Term						10 years			5 years
Fair Value Assumptions, Expected Dividend Rate						0.00%			0.00%
Fair Value Assumptions, Expected Volatility Rate						77.60%			61.30%
Fair Value Assumptions, Risk Free Interest Rate						2.14%
Vendors And Nonemployee [Member]
Class of Warrant or Right Number of Securities Called by Warrants or Rights Cancelled In Period	625											5,157
March 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,454						1,454
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.72				$ 2.72					$ 2.72	$ 2.72
Allocated Share-based Compensation Expense										$ 0	$ 3,000	$ 3,000
Fair Value Assumptions, Expected Term					10 years
Fair Value Assumptions, Expected Dividend Rate					0.00%
Fair Value Assumptions, Expected Volatility Rate					78.90%
Fair Value Assumptions, Risk Free Interest Rate					1.94%
May 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			36,229
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.24
Allocated Share-based Compensation Expense										0	0	$ 73,000
Fair Value Assumptions, Expected Term			10 years
Fair Value Assumptions, Expected Dividend Rate			0.00%
Fair Value Assumptions, Expected Volatility Rate			80.10%
Fair Value Assumptions, Risk Free Interest Rate			2.28%
May 2015 Issuance Second Contractor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		21,585		21,585								21,585
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 4.24		$ 4.24								$ 4.24
Allocated Share-based Compensation Expense										0	0	$ 47,000
Fair Value Assumptions, Expected Term			5 years	5 years
Fair Value Assumptions, Expected Dividend Rate			0.00%
Fair Value Assumptions, Expected Volatility Rate			64.40%
Fair Value Assumptions, Risk Free Interest Rate			1.54%
December 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		26,875										26,875
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.60										$ 5.60
Warrant Term		10 years										10 years
Allocated Share-based Compensation Expense										$ 0	0	$ 130,000
Fair Value Assumptions, Expected Dividend Rate												0.00%
Fair Value Assumptions, Expected Volatility Rate												76.80%
Fair Value Assumptions, Risk Free Interest Rate												2.27%
March 2016 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	25,000									25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.08									$ 6.08
Warrant Term										10 years
Allocated Share-based Compensation Expense										$ 142,000
Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Assumptions, Expected Volatility Rate										72.10%
Fair Value Assumptions, Risk Free Interest Rate										1.78%
September 2014 Term Loan [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			3,125				58,962
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.96				$ 4.24
Warrant Term			10 years				10 years
Amortization of Debt Discount (Premium)										$ 0	0	$ 10,000
Unamortized Debt Issuance Expense	$ 0	$ 0			$ 0					$ 0	0	$ 0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	401,446	383,321				75,697		117,535	47,751	401,446		383,321
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 4		$ 4.24	$ 4.24
Warrant Term								5 years
Percent Of Outstanding Loan Amount	1.00%	1.00%								1.00%		1.00%
Allocated Share-based Compensation Expense										$ 188,000	$ 42,000	$ 220,000	$ 184,000